Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In April 2021, the Sponsor paid $25,000, or approximately $0.005 per share, to cover certain of the offering costs in exchange for an aggregate of 5,175,000 shares of common stock, par value $0.0001 per share (the “Founder Shares”). In October 2021, the Sponsor irrevocably surrendered to the Company for cancellation and for no consideration 862,500 shares of common stock. On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock, resulting in the Sponsor holding an aggregate of 4,743,750 shares of common stock. The Founder Shares include an aggregate of up to 618,750 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full. On December 22, 2021, the over-allotment option was fully exercised and such shares are no longer subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s public stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock-up”). Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the Lock-up.

Convertible Promissory Note — Related Party

On April 27, 2023, the Company signed a Convertible Working Capital Promissory Note (“the Note”) with the Sponsor for $1,200,000. The Note is non-interest bearing and is due the earlier of the consummation of a business combination or the date of liquidation. The Sponsor may elect to convert all or any portion of the unpaid principal balance of this Note into warrants, at a price of $1.00 per warrant. On January 10, 2024, the Company’s Board of Directors approved, and the Company amended the Note to increase the principal amount of the Note that could be drawn on to $1.5 million. The amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor. On May 31, 2024, the Company’s Board of Directors approved and the Company entered into a second amendment of its Convertible Working Capital Promissory Note with the sponsor to increase the principal amount of the Note that could be drawn on to $2.5 million. The second amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor. As of September 30, 2024, the Company had principal outstanding of $1,909,796 and is presenting the Note at fair value on its balance sheet at September 30, 2024 in the amount of $1,591,380.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible, at the option of the lender, into warrants at a price of $1.00 per warrant of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At September 30, 2024 and December 31, 2023, the Company had no borrowings under the Working Capital Loans, other than the Note described in “Note 5 — Related Party Transactions — Convertible Promissory Note — Related Party”.

Administrative Service Fee

Commencing on the effective date of the IPO, the Company began paying its Sponsor a total of $5,000 per month for office space, utilities, secretarial support and other administrative and consulting services. As of June 30, 2023, the Company and the Sponsor terminated this agreement. For the three and nine months ended September 30, 2024, $0 had been incurred and billed relating to the administrative service fee, respectively. For the three and nine months ended September 30, 2023, $0 and $30,000, respectively, had been incurred and billed relating to the administrative service fee. As of September 30, 2024 and December 31, 2023, $50,000 relating to the administrative service fee was not paid and recorded as due to related party.

Advances from Profusa

During the nine months ending September 30, 2024, Profusa agreed to advance funds to the Company to pay for operating expenses. As of September 30, 2024, there was $320,717 owed to Profusa, which is due upon demand or at the completion of the Business Combination.

Note 5 — Related Party Transactions

Founder Shares

In April 2021, the Sponsor paid $25,000, or approximately $0.005 per share, to cover certain of the offering costs in exchange for an aggregate of 5,175,000 shares of common stock, par value $0.0001 per share (the “Founder Shares”). In October 2021, the Sponsor irrevocably surrendered to the Company for cancellation and for no consideration 862,500 shares of common stock. On December 20, 2021, the Company effected a 1.1-for-1 stock dividend of its common stock, resulting in the Sponsor holding an aggregate of 4,743,750 shares of common stock. The Founder Shares include an aggregate of up to 618,750 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full. On December 22, 2021, the over-allotment option was fully exercised and such shares are no longer subject to forfeiture.

The Sponsor has agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s public stockholders having the right to exchange their shares of common stock for cash, securities or other property (the “Lock-up”). Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the Lock-up.

Convertible Promissory Note — Related Party

On April 27, 2023, the Company signed a Convertible Working Capital Promissory Note (“the Note”) with the Sponsor for $1,200,000. The Note is non-interest bearing and is due the earlier of the consummation of a business combination or the date of liquidation. The Sponsor may elect to convert all or any portion of the unpaid principal balance of this Note into warrants, at a price of $1.00 per warrant. As of December 31, 2023, the Company had principal outstanding of $1,121,815 and is presenting the Note at fair value on its balance sheet at December 31, 2023 in the amount of $944,118.

On January 10, 2024, the Company’s Board of Directors approved, and the Company amended, its Convertible Working Capital Promissory Note (the “Note”) with the sponsor to increase the principal amount of the Note that could be drawn on to $1.5 million. The amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

Promissory Note — Related Party

On April 19, 2021, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $150,000 to be used for a portion of the expenses of the IPO. This loan is non-interest bearing, unsecured and was to be due at the earlier of December 31, 2021 or the closing of the IPO. On November 5, 2021, the Company amended the promissory note to increase the principal amount up to $200,000 with a due date at the earlier of April 30, 2022 or the closing of the IPO.

Through the IPO, the Company borrowed $200,000 under the promissory note and an additional $4,841 was advanced from the Sponsor. These amounts were repaid in full upon the closing of the IPO out of the offering proceeds that had been allocated to the payment of offering expenses (other than underwriting commissions). The Company paid $25,000 in excess which was owed back to the Company upon the closing of the IPO and was returned by the Sponsor on June 15, 2022.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible, at the option of the lender, into warrants at a price of $1.00 per warrant of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At December 31, 2023 and 2022, the Company had no borrowings under the Working Capital Loans, other than the Note described in “Note 5 — Related Party Transactions — Convertible Promissory Note — Related Party”.

Administrative Service Fee

Commencing on the effective date of the IPO, the Company began paying its Sponsor a total of $5,000 per month for office space, utilities, secretarial support and other administrative and consulting services. As of June 30, 2023, the Company and the Sponsor terminated this agreement. For the year ended December 31, 2023, $30,000 had been incurred and billed relating to the administrative service fee. For the year ended December 31, 2022, $63,387 had been incurred and billed relating to the administrative service fee. As of December 31, 2023 and 2022, $50,000 and $25,000, respectively, relating to the administrative service fee was not paid and recorded as due to related party.